STATUTORY NON-DISTRIBUTABLE RESERVES	12 Months Ended
Dec. 31, 2011
STATUTORY NON-DISTRIBUTABLE RESERVES
STATUTORY NON-DISTRIBUTABLE RESERVES

31.                               STATUTORY NON-DISTRIBUTABLE RESERVES

The principal regulations in the PRC governing distribution of dividends paid by wholly foreign-owned enterprises include:

•                         Wholly Foreign-Owned Enterprise Law (1986) as amended; and

•                            Wholly Foreign-Owned Enterprise Law Implementation Rules (1990) as amended.

Under these regulations, wholly foreign-owned enterprises in the PRC may pay dividends only out of their accumulated profits, if any, determined in accordance with the PRC accounting standards and regulations.

In addition, according to the Company Law in the PRC, companies are required to set aside 10% of their after-tax profit to general reserves each year, based on the PRC accounting standards, until the cumulative total of such reserves reaches 50% of the registered capital. These general reserves are not distributable as cash dividends to equity owners.

In addition, a PRC company may set aside other amounts determined at its discretion. Once set aside, these amounts can only be used for designated purpose and are not available for future distribution to, owners or shareholders. The general reserves and discretionary reserves are collectively referred to as statutory non-distributable reserves.

WSP China made total appropriations of $4,522, nil and nil for the years ended December 31, 2009, 2010 and 2011, respectively. As of December 31, 2011, the statutory non-distributable reserves of WSP China were $37,119.